OTHER ACCOUNTS PAYABLE (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Payables and Accruals [Abstract]
Employees and payroll accruals	$ 88	$ 64
Income tax	154	127
Accrued expenses	851	525
Total other accounts payable	$ 1,093	$ 716